Label	Element	Value
Boston Trust SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Boston Trust SMID Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization ("smid cap") companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust SMID Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

For the fiscal year ended December 31, 2021, the Fund's portfolio turnover rate was 35.83% of the average value of the portfolio excluding the impact of in-kind transactions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.83%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. "Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the "Adviser") defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2021, the market capitalization range of the Russell 2500TM Index was between $32 million and $35.3 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) factors may affect a security's revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG factors in investment decision-making is referred to as "ESG integration." The Adviser considers "financial materiality" as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., increased disclosure of salient ESG risks and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers. Unlike other funds managed by the Adviser, the Fund is not subject to ESG screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the

Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund's shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

ESG Integration/Active Ownership Risk: The Adviser's integration of ESG factors and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous in the short term. The Adviser votes proxies in a manner it believes is consistent with the Fund's ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may be experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-282-8782, extension 7050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bostontrustwalden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns (Years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
4Q2020	1Q2020
17.73%	(25.42)%
		For the period January 1, 2022 through March 31, 2022, the aggregate (non-annualized) total return for the Fund was (5.67)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.42%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2021)
Boston Trust SMID Cap Fund | Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,040
Annual Return 2012	rr_AnnualReturn2012	10.97%
Annual Return 2013	rr_AnnualReturn2013	30.67%
Annual Return 2014	rr_AnnualReturn2014	4.14%
Annual Return 2015	rr_AnnualReturn2015	(2.46%)
Annual Return 2016	rr_AnnualReturn2016	20.16%
Annual Return 2017	rr_AnnualReturn2017	18.39%
Annual Return 2018	rr_AnnualReturn2018	(5.62%)
Annual Return 2019	rr_AnnualReturn2019	26.74%
Annual Return 2020	rr_AnnualReturn2020	8.26%
Annual Return 2021	rr_AnnualReturn2021	30.46%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.33%
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.79%

[1]	Boston Trust Walden Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 0.75% of its average daily net assets through May 1, 2023 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.